Indemnifications	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Indemnifications
Indemnifications

7.	Indemnifications

In the normal course of business, the Trust enters into contracts with service providers that contain a variety of representations and warranties and which provide general indemnifications. It is not possible to determine the maximum potential exposure or amount under these agreements due to the Trust having no prior claims.

Osprey Solana Trust

Notes to the Financial Statements (unaudited)

As of June 30, 2025

7.	Indemnifications

In the normal course of business, the Trust enters into contracts with service providers that contain a variety of representations and warranties and which provide general indemnifications. It is not possible to determine the maximum potential exposure or amount under these agreements due to the Trust having no prior claims.

Osprey Solana Trust

Notes to the Financial Statements

December 31, 2024 and December 31, 2023